Organization and Description of Business (Details) $ in Thousands	Jul. 15, 2020 shares	Jul. 14, 2020 shares	Jun. 30, 2020 USD ($) room unit hotel shares	Mar. 31, 2020 hotel	Dec. 31, 2019 USD ($) room unit hotel shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2017 hotel
Real Estate Properties [Line Items]
Number of hotel properties							24
Number of units in real estate property | room			24,746		24,943
Number of units in real estate property, net partnership interest | room			24,719		24,916
Investment in unconsolidated entities | $			$ 2,722		$ 2,829	$ 4,489
Number of shares of common stock (in shares) | shares			10,475,085		10,210,360	10,103,553
World Quest Resort
Real Estate Properties [Line Items]
Number of units in real estate property | unit			90		90
OpenKey
Real Estate Properties [Line Items]
Ownership percentage			17.10%		17.00%	16.30%
Investment in unconsolidated entities | $			$ 2,722		$ 2,829	$ 2,593
Subsequent Event [Member]
Real Estate Properties [Line Items]
Number of shares of common stock (in shares) | shares	10,500,000	104,800,000
Number of outstanding units (in shares) | shares	2,100,000	20,500,000
Wholly Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties			114		115
Partially Owned Properties
Real Estate Properties [Line Items]
Number of hotel properties			2		2
Subsidiaries
Real Estate Properties [Line Items]
Number of hotel properties				116	117
Number of hotel properties managed by affiliates			79		80